Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Company's Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 42,641	$ 16,234
Repayment	(60,969)	(2,385)
Proceeds	29,459	24,066
Total cash flow	11,131	37,915
Acquisition	15,749	4,466
Amortization of financing fees	144	28
Interest accretion on balances of purchase payable	211	232
Foreign currency translation adjustment	1,070
Total non cash	17,174	4,726
Ending balance	28,305	42,641
Line of Credit
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	24,066
Repayment	(40,547)
Proceeds		24,066
Total cash flow	(16,481)	24,066
Acquisition	15,749
Foreign currency translation adjustment	732
Total non cash	16,481
Ending balance		24,066
Current Portion of Long Term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,956	2,956
Repayment	(6,343)
Total cash flow	(3,387)	2,956
Reclassification	4,387
Total non cash	4,387
Ending balance	1,000	2,956
Long-term Debt
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	15,619	13,278
Repayment	(14,079)	(2,385)
Proceeds	29,459
Total cash flow	30,999	10,893
Acquisition		4,466
Amortization of financing fees	144	28
Interest accretion on balances of purchase payable	211	232
Foreign currency translation adjustment	338
Reclassification	(4,387)
Total non cash	(3,694)	4,726
Ending balance	$ 27,305	$ 15,619